Fees Summary	Sep. 17, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,340,000
Previously Paid Amount	0.00
Total Fee Amount	197.78
Total Offset Amount	0.00
Net Fee	197.78
Narrative - Max Aggregate Offering Price	$ 1,340,000
Final Prospectus	true